Nature of Business and Summary of Significant Accounting Policies (Q2) (Tables)	6 Months Ended
Jun. 30, 2019
Nature of Business and Summary of Significant Accounting Policies [Abstract]
Cash and Cash Equivalents and Restricted Cash
Dollars in thousands	June 30, 2019	December 31, 2018
Cash and cash equivalents	$5,019	$3,946
Restricted cash	6,243	0
Total cash, cash equivalents and restricted cash	$11,262	$3,946

Depreciable Lives	Depreciable lives are generally as follows:
Furniture and Fixtures	5 to 7 years
Equipment	7 years